Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	150,000,000	50,000,000
Common shares, issued	48,043,788	15,399,185
Common shares, outstanding	48,043,788	15,399,185